U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FROM 12B-25

Commission File Number: 333-126801

(Check One):

[  ]     Form 10-KSB    [ ]     Form 20-F    [  ]     Form 11-K        [X ]     Form 10-QSB        [  ]     Form N-SAR

For Period Ended:     October 31, 2005

    [   ]    Transition Report on Form 10-K

    [   ]    Transition Report on Form 20-F

    [   ]    Transition Report on Form 11-K

    [   ]    Transition Report on Form 10-Q

    [   ]    Transition Report on Form N-SAR

For the Transition Period Ended: N/A

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

1

Part I - Registrant Information

Razor Resources Inc.

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(Full Name of Registrant)

N/A

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(Former Name if Applicable)

PO Box 27581, 650 West 4th Avenue

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(Address of Principal Executive Office (Street and Number))

Vancouver, British Columbia, Canada V5Z 4M4

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(City, State, and Zip Code)

2

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-(b), the following should be completed. (Check box, if appropriate)

[ x ]        (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ x ]        (b) The subject annual report, semi -annual report, transition report on Form 10-K, Form 20-F, 11-k or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the due date; and

[   ]         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable

  Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

Management was unable to obtain necessary business information in time for filing. Such information is required in order to prepare a complete filing. The Company expects to file within the extension period.

Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification

Name: Bing Wong

Area Code: 604

Tel. Number: 267-0111

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, indentify

[ x ] yes  [   ]  no

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[   ] yes  [  x ]  no

Razor Resources Inc.

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(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 30, 2005

By: /s/ "Bing Wong", Bing Wong, President and Director